Summary of Significant Accounting Policies - Additional Information (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Apr. 01, 2021	Mar. 31, 2021	Dec. 31, 2019
Summary Of Significant Accounting Policies [Line Items]
No of Warrants outstanding		10,133,767
Lease term	12 months
Amount of right-of-use asset expected to be recorded after adoption of ASU 2016-02	$ 4,217,000
Unrecognized tax benefits		$ 0			$ 0
Accrued for interest and penalties		$ 0			$ 0
Accounting Standards Update 2016-02 [Member]
Summary Of Significant Accounting Policies [Line Items]
Amount of right-of-use asset expected to be recorded after adoption of ASU 2016-02				$ 3,300,000
Amount of lease liability expected to be recorded of ASU 2016-02				$ 3,300,000
Public Warrant
Summary Of Significant Accounting Policies [Line Items]
No of Warrants outstanding	0	6,563,767
No of Warrants outstanding		2,744,586
Shares Issued, Price Per Share	$ 11.50	$ 11.50
Class of warrants exercised			40,491
Share redemption trigger price		$ 11.50
Private Warrants
Summary Of Significant Accounting Policies [Line Items]
No of Warrants outstanding	3,295,000	3,570,000
Shares Issued, Price Per Share	$ 11.50	$ 11.50
Class of warrants exercised	275,000				500,000
Warrant expiration term		5 years
Class of warrant or right redemption threshold trading days	20 days	20 days
Class of warrant or right redemption threshold consecutive trading days	30 days	30 days
Class of Warrant Or Right Excludes The Warrants Post Business Combination To Remove Cashless Exercise Provision Shares		500,000
Private Warrants | Common Stock [Member]
Summary Of Significant Accounting Policies [Line Items]
Share redemption trigger price	$ 20.00	$ 20.00
Private Warrants | Rosedale Park LLC [Member]
Summary Of Significant Accounting Policies [Line Items]
Class of warrants exercised	500,000	500,000
Warrants expiration date		Mar. 05, 2025
Private Warrants | LifeSci Holdings LLC [Member]
Summary Of Significant Accounting Policies [Line Items]
Class of warrants exercised	500,000	500,000